Supplement dated February 17, 2015 to the PNC Funds

Statement of Additional Information dated September 29, 2014

PNC Balanced Allocation Fund

PNC Bond Fund

PNC Government Mortgage Fund

PNC High Yield Bond Fund

PNC Intermediate Bond Fund

PNC Limited Maturity Bond Fund

PNC Total Return Advantage Fund

PNC Ultra Short Bond Fund

Effective February 17, 2015, Sean T. Rhoderick, CFA and Senior Portfolio Manager, became Managing Director and Chief Investment Officer of Taxable Fixed Income.  Also effective on that date, Mr. Rhoderick assumed Andrew D. Harding’s portfolio management responsibilities with respect to PNC Balanced Allocation Fund and Mr. Harding no longer serves as a portfolio manager of PNC Balanced Allocation Fund, PNC Bond Fund, PNC Government Mortgage Fund, PNC High Yield Bond Fund, PNC Intermediate Bond Fund, PNC Limited Maturity Bond Fund, PNC Total Return Advantage Fund, and PNC Ultra Short Bond Fund.

As of February 13, 2015, Mr. Rhoderick did not beneficially own any equity securities in PNC Balanced Allocation Fund.

Please contact PNC Funds at 1-800-622-FUND (3863) for more information.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SP-SAI-0215